Note 14 Debt securities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	€ 34,781	€ 35,737	€ 38,877
Unrealized gains of debt securities at amortized cost	1,950	2,405	1,077
Unrealized losses of debt securities at amortized cost	(284)	(75)	(160)
Fair value of debt securities at amortized cost	36,447	38,067	39,796
Domestic debt securities [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	18,031	18,492	17,684
Unrealized gains of debt securities at amortized cost	1,336	1,271	668
Unrealized losses of debt securities at amortized cost	(13)	(7)	(31)
Fair value of debt securities at amortized cost	19,353	19,756	18,320
Domestic debt securities [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	17,693	13,656	12,755
Unrealized gains of debt securities at amortized cost	1,326	1,212	630
Unrealized losses of debt securities at amortized cost	(7)	0	(21)
Fair value of debt securities at amortized cost	19,013	14,868	13,363
Domestic debt securities [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
Domestic debt securities [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	26
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	26
Domestic debt securities [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	337	4,835	4,903
Unrealized gains of debt securities at amortized cost	10	59	38
Unrealized losses of debt securities at amortized cost	(6)	(7)	(10)
Fair value of debt securities at amortized cost	341	4,887	4,931
MEXICO
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	8,464	7,771	6,374
Unrealized gains of debt securities at amortized cost	182	534	168
Unrealized losses of debt securities at amortized cost	(138)	(16)	(18)
Fair value of debt securities at amortized cost	8,508	8,289	6,525
MEXICO | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	7,669	6,963	5,576
Unrealized gains of debt securities at amortized cost	170	479	166
Unrealized losses of debt securities at amortized cost	(131)	0	0
Fair value of debt securities at amortized cost	7,708	7,442	5,742
MEXICO | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
MEXICO | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	614	632	526
Unrealized gains of debt securities at amortized cost	11	55	2
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	625	687	529
MEXICO | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	181	176	272
Unrealized gains of debt securities at amortized cost	1	0	0
Unrealized losses of debt securities at amortized cost	(7)	(16)	(18)
Fair value of debt securities at amortized cost	175	160	254
UNITED STATES
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	93	52	6,125
Unrealized gains of debt securities at amortized cost	0	0	111
Unrealized losses of debt securities at amortized cost	0	(26)	(20)
Fair value of debt securities at amortized cost	93	26	6,217
UNITED STATES | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	10	14	5,690
Unrealized gains of debt securities at amortized cost	0	0	111
Unrealized losses of debt securities at amortized cost	0	0	(18)
Fair value of debt securities at amortized cost	10	14	5,783
UNITED STATES | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
UNITED STATES | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	26	23	25
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	(16)	(1)
Fair value of debt securities at amortized cost	26	7	25
UNITED STATES | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	57	15	410
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	(10)	(1)
Fair value of debt securities at amortized cost	57	5	409
TURKEY
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	2,634	3,628	4,113
Unrealized gains of debt securities at amortized cost	143	95	48
Unrealized losses of debt securities at amortized cost	(95)	(25)	(65)
Fair value of debt securities at amortized cost	2,682	3,698	4,097
TURKEY | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	2,628	3,621	4,105
Unrealized gains of debt securities at amortized cost	143	95	47
Unrealized losses of debt securities at amortized cost	(95)	(25)	(65)
Fair value of debt securities at amortized cost	2,676	3,691	4,088
TURKEY | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
TURKEY | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	5	6	7
Unrealized gains of debt securities at amortized cost	0	0	1
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	5	6	8
TURKEY | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	1	1
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	1	1
Other Countries [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	5,559	5,795	4,581
Unrealized gains of debt securities at amortized cost	289	505	82
Unrealized losses of debt securities at amortized cost	(37)	(1)	(26)
Fair value of debt securities at amortized cost	5,812	6,299	4,637
Other Countries [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	4,144	4,473	3,400
Unrealized gains of debt securities at amortized cost	257	467	82
Unrealized losses of debt securities at amortized cost	(28)	(1)	(22)
Fair value of debt securities at amortized cost	4,374	4,939	3,459
Other Countries [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	0	0	0
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	0	0	0
Other Countries [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	171	122	135
Unrealized gains of debt securities at amortized cost	0	0	0
Unrealized losses of debt securities at amortized cost	0	0	0
Fair value of debt securities at amortized cost	171	122	135
Other Countries [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	1,243	1,200	1,047
Unrealized gains of debt securities at amortized cost	32	38	0
Unrealized losses of debt securities at amortized cost	(9)	0	(4)
Fair value of debt securities at amortized cost	1,267	1,238	1,043
Foreign debt securities [Member]
Debt securities at amortized cost [Line Items]
Amortized cost of debt securities at amortized cost	16,750	17,245	21,194
Unrealized gains of debt securities at amortized cost	614	1,134	409
Unrealized losses of debt securities at amortized cost	(270)	(68)	(129)
Fair value of debt securities at amortized cost	€ 17,094	€ 18,311	€ 21,476